Shareholder Report, Holdings (Details) - Fidelity Education Income Fund	Aug. 31, 2024
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	48.40%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	50.20%
QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	15.30%
QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
QDAMember
Holdings [Line Items]
Percent of Net Asset Value	18.20%
QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
United States
Holdings [Line Items]
Percent of Net Asset Value	90.10%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Germany
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Japan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Norway
Holdings [Line Items]
Percent of Net Asset Value	0.70%
France
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	48.40%
AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	32.30%
AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	13.30%
AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%